Fees Summary	Feb. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,744,000
Previously Paid Amount	0.00
Total Fee Amount	267.01
Total Offset Amount	0.00
Net Fee	267.01
Narrative - Max Aggregate Offering Price	$ 1,744,000
Final Prospectus	true